Reversal of Impairment and Goodwill - Key Assumptions and Sensitivity Analysis (Details)	12 Months Ended
	Dec. 31, 2017 $ / pure $ / tonne $ / Ounce	Dec. 31, 2016 $ / tonne $ / Ounce
Disclosure of impairment loss and reversal of impairment loss [line items]
Weighted average cost of capital, significant unobservable inputs, assets	5.20%	6.40%
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	4.00%	5.00%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections	9.00%	9.00%
Silver, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	18.50	18.50
Silver, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	18.57	19.93
Gold, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	1,300	1,300
Gold, Ounces | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts | $ / Ounce	1,307	1,327
Zinc [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,600	2,200
Zinc [member] | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,818	2,567
Copper [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	5,500	5,000
Copper [member] | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	6,742	5,725
Lead [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,200	2,000
Lead [member] | Weighted average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,251	2,142
Option contract [member] | Zinc [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,609
Option contract [member] | Zinc [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	3,555
Option contract [member] | Copper [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	6,222
Option contract [member] | Copper [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	7,277
Option contract [member] | Lead [member] | Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,200
Option contract [member] | Lead [member] | Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Metal prices used to calculate recoverable amounts	2,679